Expense Example - Institutional - iShares Edge MSCI Multifactor Intl Index Fund - Institutional Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	1,039
Expense Example, with Redemption, 10 Years	$ 2,455